Derivatives Instruments (Concentration Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,631.0	$ 1,056.0
Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	301.0	98.0
Credit Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	1,300.0	805.0
Credit rating of A- or above | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	155.0	60.0
Credit rating of BBB- to BBB+ | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	22.0	13.0
Not rated | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	124.0	25.0
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	1,330.0	958.0
Accounts Receivable [Member] | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	329.0	159.0
Accounts Receivable [Member] | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 305.0	$ 170.0
Accounts Receivable [Member] | Credit Concentration Risk | Receivables, net
Concentration Risk [Line Items]
% of total exposure	82.00%	91.00%
Accounts Receivable [Member] | Credit Concentration Risk | Other accounts receivable
Concentration Risk [Line Items]
% of total exposure	20.00%	15.00%
Accounts Receivable [Member] | Credit Concentration Risk | Trading group
Concentration Risk [Line Items]
% of total exposure	19.00%	16.00%
Accounts Receivable [Member] | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 66.0	$ 54.0
Accounts Receivable [Member] | Credit rating of A- or above | Credit Concentration Risk | Trading group
Concentration Risk [Line Items]
% of total exposure	4.00%	5.00%
Accounts Receivable [Member] | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 107.0	$ 41.0
Accounts Receivable [Member] | Credit rating of BBB- to BBB+ | Credit Concentration Risk | Trading group
Concentration Risk [Line Items]
% of total exposure	7.00%	4.00%
Accounts Receivable [Member] | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 132.0	$ 75.0
Accounts Receivable [Member] | Not rated | Credit Concentration Risk | Trading group
Concentration Risk [Line Items]
% of total exposure	8.00%	7.00%
Derivative Instruments [Member] | Credit Concentration Risk | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
% of total exposure	18.00%	9.00%
Derivative Instruments [Member] | Credit rating of A- or above | Credit Concentration Risk | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
% of total exposure	9.00%	6.00%
Derivative Instruments [Member] | Credit rating of BBB- to BBB+ | Credit Concentration Risk | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
% of total exposure	1.00%	1.00%
Derivative Instruments [Member] | Not rated | Credit Concentration Risk | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
% of total exposure	8.00%	2.00%
Accounts Receivable and Derivatives [Member] | Credit Concentration Risk | Receivables, net
Concentration Risk [Line Items]
% of total exposure	100.00%	100.00%
Regulated utilities | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 696.0	$ 629.0
Regulated utilities | Accounts Receivable [Member] | Credit Concentration Risk
Concentration Risk [Line Items]
% of total exposure	43.00%	60.00%
Regulated utilities | Accounts Receivable [Member] | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 384.0	$ 341.0
Regulated utilities | Accounts Receivable [Member] | Residential | Credit Concentration Risk
Concentration Risk [Line Items]
% of total exposure	24.00%	32.00%
Regulated utilities | Accounts Receivable [Member] | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 167.0	$ 143.0
Regulated utilities | Accounts Receivable [Member] | Commercial | Credit Concentration Risk
Concentration Risk [Line Items]
% of total exposure	10.00%	14.00%
Regulated utilities | Accounts Receivable [Member] | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 54.0	$ 49.0
Regulated utilities | Accounts Receivable [Member] | Industrial | Credit Concentration Risk
Concentration Risk [Line Items]
% of total exposure	3.00%	5.00%
Regulated utilities | Accounts Receivable [Member] | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 91.0	$ 96.0
Regulated utilities | Accounts Receivable [Member] | Other | Credit Concentration Risk
Concentration Risk [Line Items]
% of total exposure	6.00%	9.00%